Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 43,412,156	¥ 42,516,480
Carrying amount of variable interests, Liabilities	40,439,353	39,760,029
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,682,000	3,225,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,938,000	3,335,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	26,000	30,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	26,000	30,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	61,000	60,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	61,000	60,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	1,432,000	2,362,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	1,432,000	2,362,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	191,000	195,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	191,000	195,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	22,000	3,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	22,000	3,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	940,000	556,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	940,000	556,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	10,000	19,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	10,000	19,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 256,000	¥ 110,000